Fair Value Measurement - Additional Information (Details) - Gores Metropoulos II, Inc. - USD ($)	Dec. 31, 2021	Jan. 22, 2021	Jan. 20, 2021	Dec. 31, 2020
Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Term of warrants		5 years
Share price (in dollars per share)	$ 1.93		$ 11.16
Warrants	$ 17,370,000	$ 16,290,000
Public warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Share price (in dollars per share)	$ 1.93
Warrants	$ 17,370,000		$ 16,300,000
Private placement warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants	$ 10,615,000		$ 10,000,000.0